Long-term debt - Narrative (Detail)					12 Months Ended
	Jul. 12, 2019 CAD ($)	Jul. 01, 2019 USD ($)	May 23, 2019 USD ($)	Oct. 17, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Feb. 24, 2020 USD ($)	Feb. 14, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Oct. 24, 2019 USD ($)	Jul. 12, 2019 USD ($)	Jun. 27, 2019 USD ($)	Jan. 29, 2019 CAD ($)	Jul. 25, 2018 CAD ($)	Mar. 07, 2018 USD ($)	Feb. 23, 2018 USD ($)	Feb. 16, 2018 USD ($)
Debt Instrument [Line Items]
Short-term debt					$ 377,015,000
Long-term debt					3,931,868,000	$ 3,336,795,000
Interest on long term debt					44,229,000	33,822,000
Interest expense during the year on long-term liabilities					175,664,000	146,310,000
Senior Unsecured Notes | U.S. Dollar Subordinated Unsecured Notes
Debt Instrument [Line Items]
Par value			$ 350,000,000	$ 287,500	$ 637,500,000
Weighted average coupon				6.875%	6.50%				6.50%
Debt Instrument, Redemption Price, Percentage			100.00%	100.00%
Long-term debt					$ 621,049,000	278,771,000
Senior Unsecured Notes | Senior Unsecured Debenture Due February 2027
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity														$ 135,000,000
Senior Unsecured Notes | Senior Unsecured Notes Due January 2029
Debt Instrument [Line Items]
Par value													$ 300,000,000
Weighted average coupon													4.60%
Debt at issuance price per C$100													$ 99.952
Debt instrument, sales price ratio					0.99952				0.99952
Bonds
Debt Instrument [Line Items]
Long-term debt									$ 135,000,000
Revolving Credit Facility | Senior Unsecured Revolving Credit Facilities
Debt Instrument [Line Items]
Par value										$ 75,000,000	$ 500,000,000
Credit facility, amount canceled	$ 165,000,000
Revolving Credit Facility | Commercial Paper
Debt Instrument [Line Items]
Par value		$ 500,000,000
Maximum maturity of amounts drawn under the commercial paper program		270 days
Revolving Credit Facility | Senior Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon					0.00%				0.00%
Revolving Credit Facility | Senior Unsecured Notes | Senior Unsecured Revolving Credit Facilities
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity																$ 500,000,000
Long-term debt					$ 141,577,000	97,000,000
Revolving Credit Facility | Senior Unsecured Notes | Algonquin Power Senior Unsecured Revolving Facility Maturing July 2019 [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity															$ 600,000,000		$ 200,000,000
Revolving Credit Facility | Senior Unsecured Notes | Senior Unsecured Bank Credit Facilities
Debt Instrument [Line Items]
Long-term debt					75,000,000	321,807,000
Revolving Credit Facility | Senior Unsecured Notes | Commercial Paper
Debt Instrument [Line Items]
Long-term debt					218,000,000	$ 6,000,000
Line of Credit | Senior Unsecured Bank Credit Facilities
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity												$ 135,000,000
Repayment of debt			$ 186,807,000		$ 60,000,000
Interest Rate Reset, Period One | Senior Unsecured Notes | U.S. Dollar Subordinated Unsecured Notes
Debt Instrument [Line Items]
Basis spread on variable rate			4.01%	3.677%
Interest Rate Reset, Period Two | Senior Unsecured Notes | U.S. Dollar Subordinated Unsecured Notes
Debt Instrument [Line Items]
Basis spread on variable rate			4.26%	3.927%
Interest Rate Reset, Period Three | Senior Unsecured Notes | U.S. Dollar Subordinated Unsecured Notes
Debt Instrument [Line Items]
Basis spread on variable rate			5.01%	4.677%
Subsequent Event | Senior Unsecured Notes | Senior Unsecured Debentures Due February 2050
Debt Instrument [Line Items]
Par value								$ 200,000,000
Weighted average coupon								3.315%
Subsequent Event | Revolving Credit Facility | Senior Unsecured Notes | Algonquin Power Senior Unsecured Revolving Facility Maturing June 2021 [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity							$ 350,000,000